UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:        811-22619

NAME OF REGISTRANT:                        VANGUARD CHARLOTTE FUNDS

ADDRESS OF REGISTRANT:                     PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:     ANNE E. ROBINSON
                                           PO BOX 876
                                           VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:   (610) 669-1000

DATE OF FISCAL YEAR END:                   OCTOBER 31

DATE OF REPORTING PERIOD:                  JULY 1, 2019 - JUNE 30, 2020

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 81122619B
Reporting Period: 07/01/2019 - 06/30/2020
VANGUARD CHARLOTTE FUNDS









================= VANGUARD TOTAL INTERNATIONAL BOND INDEX FUND =================

The votes reported reflect votes cast at the Fund's discretion and exclude any votes cast pursuant to a regulatory requirement


BANCO COMERCIAL PORTUGUES SA

Ticker:       BCP            Security ID:  X03188BB8
Meeting Date: OCT 21, 2019   Meeting Type: Bondholder
Record Date:  OCT 14, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Discussion Regarding Possible   For       Did Not Vote Management
      Losses for Bondholders Resulting from
      the Merger by Absorption of Banco de
      Investimento Imobiliario SA by the
      Company


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CANAL DE ISABEL II GESTION SA

Ticker:                      Security ID:  E2R28HAA0
Meeting Date: JAN 13, 2020   Meeting Type: Bondholder
Record Date:  JAN 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Update by the Issuer of the     For       Did Not Vote Management
      Event of Default of Bonds in
      Accordance to Clause 11.11 of the Base
      Prospectus Registered in CNMV
2     Approve Request for Consent to          For       Did Not Vote Management
      Bondholders to Exclude Triple A from
      Barranquilla as a Relevant Subsidiary
      After Explanation of the Issuer
3     Allow Questions                         For       Did Not Vote Management
4     Authorize Board to Ratify and Execute   For       Did Not Vote Management
      Approved Resolutions
5     Approve Minutes of Meeting              For       Did Not Vote Management


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EUROCAJA RURAL, SOCIEDAD COOPERATIVA DE CREDITO

Ticker:                      Security ID:  E24260BD7
Meeting Date: JUN 30, 2020   Meeting Type: Annual
Record Date:  JUN 23, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Chairman Report                 For       Did Not Vote Management
2     Approve Consolidated and Standalone     For       Did Not Vote Management
      Financial Statements and Discharge of
      Board
3     Approve Non-Financial Information       For       Did Not Vote Management
      Statement
4     Approve Company's General Policy        For       Did Not Vote Management
5     Authorize Capitalization of Reserves    For       Did Not Vote Management
6     Approve Allocation and Application of   For       Did Not Vote Management
      the Education and Promotion Fund
7     Amend Articles                          For       Did Not Vote Management
8     Approve Remuneration Policy             For       Did Not Vote Management
9     Fix Maximum Variable Compensation Ratio For       Did Not Vote Management
10    Authorize Share Repurchase Program      For       Did Not Vote Management
11    Appoint Auditors                        For       Did Not Vote Management
12    Approve Operations to Attract           For       Did Not Vote Management
      Businesses and/or Joint Marketing of
      Banking Products and Services, and
      Approve Acquisition of Bank Branch
      Businesses
13    Authorize Issuance of Non-Convertible   For       Did Not Vote Management
      Bonds/Debentures and/or Other Debt
      Securities up to EUR 1.5 Billion
14    Approve Contributions to the Share      For       Did Not Vote Management
      Capital
15    Other Business                          For       Did Not Vote Management
16    Authorize Board to Ratify and Execute   For       Did Not Vote Management
      Approved Resolutions
17    Elect Two Legal Representatives and     For       Did Not Vote Management
      Alternates to Sign the Minutes of the
      Meeting
18    Allow Questions                         For       Did Not Vote Management


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INDIGO GROUP SAS

Ticker:                      Security ID:  ADPV47287
Meeting Date: JUN 26, 2020   Meeting Type: Bondholder
Record Date:  JUN 25, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Change of Legal Form            For       Did Not Vote Management
2     Authorize Filing of Required            For       Did Not Vote Management
      Documents/Other Formalities
3     Powers to Carry Out Formalities         For       Did Not Vote Management


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JCDECAUX SA

Ticker:       DEC            Security ID:  F5333NAG5
Meeting Date: APR 27, 2020   Meeting Type: Bondholder
Record Date:  APR 23, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Change of Corporate Form to     For       Did Not Vote Management
      European Company (SE) and No
      objections Against or in Connection
      with the Conversion are Raised


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LLOYDS BANK PLC

Ticker:                      Security ID:  G5S55ZAB4
Meeting Date: FEB 06, 2020   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


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LLOYDS BANK PLC

Ticker:                      Security ID:  G4719XFK5
Meeting Date: FEB 27, 2020   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


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LLOYDS BANK PLC

Ticker:                      Security ID:  G5577YNW6
Meeting Date: FEB 27, 2020   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


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LLOYDS BANK PLC

Ticker:                      Security ID:  G55356CW0
Meeting Date: FEB 27, 2020   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


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NATIONWIDE BUILDING SOCIETY

Ticker:       NBS            Security ID:  G63983V59
Meeting Date: NOV 07, 2019   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice

========== END NPX REPORT

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

By:     /s/Mortimer J. Buckley
           Mortimer J. Buckley*
           Chief Executive Officer, President, and Trustee

Date:   August 27, 2020
*By:    /s/Anne E. Robinson

  Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018, see File Number 33-32216. Incorporated by Reference.